Commitments - Insurance coverage (Detail) - 12 months ended Dec. 31, 2020 R$ in Thousands, $ in Thousands	BRL (R$)	USD ($)
Oxiteno [member]
Summary of contract commitments [line items]
Maximum compensation value	R$ 5,935	$ 1,142
Ipiranga [member]
Summary of contract commitments [line items]
Maximum compensation value	1,530
Ultracargo [member]
Summary of contract commitments [line items]
Maximum compensation value	1,000
Ultragaz [member]
Summary of contract commitments [line items]
Maximum compensation value	272
Extrafarma [member]
Summary of contract commitments [line items]
Maximum compensation value	R$ 160